T. ROWE PRICE Retirement 2035 Fund
February 28, 2023 (Unaudited)

Portfolio of Investments
(1)
(1)
$ Value
5/31/22
$ Purchase
Cost
$ Sales
Cost Shares/Par
$ Value
2/28/23
(Cost and value in $000s)
BOND MUTUAL FUNDS 15.5%
T. Rowe Price Funds:
New Income Fund  774,527 44,438 120,151 82,123,798 663,560
U.S. Treasury Long-Term Index
Fund  291,899 64,111 27,702 36,770,025 297,102
International Bond Fund (USD
Hedged)  268,086 26,057 30,217 29,227,739 233,530
Dynamic Global Bond Fund  214,403 34,119 47,775 20,933,436 177,516
High Yield Fund  98,329 22,088 9,127 18,855,193 106,720
Emerging Markets Bond Fund  96,498 20,277 10,178 11,977,821 102,171
Floating Rate Fund  99,455 3,881 48,105 6,338,304 57,995
Limited Duration Inflation
Focused Bond Fund  121,631 15,022 139,801 63,205 293
Total Bond Mutual Funds (Cost $1,964,544) 1,638,887
EQUITY MUTUAL FUNDS 80.8%
T. Rowe Price Funds:
Value Fund  1,882,289 149,949 319,484 37,066,184 1,424,454
Growth Stock Fund (2) 1,354,884 159,981 62,947 19,687,395 1,320,434
Equity Index 500 Fund  1,044,084 53,469 112,484 8,322,005 870,731
Overseas Stock Fund  749,119 76,720 51,601 64,599,235 741,599
International Value Equity Fund  810,220 26,261 172,896 43,967,275 646,319
International Stock Fund  660,326 16,048 62,586 35,115,329 607,144
U.S. Large-Cap Core Fund  199,944 262,612 16,184 14,441,917 426,325
Real Assets Fund  405,423 80,909 37,095 30,038,007 414,825
Mid-Cap Growth Fund  359,096 10,606 27,046 3,622,842 342,504
Mid-Cap Value Fund  392,159 42,718 60,472 10,960,543 335,283
U.S. Equity Research Fund  283,124 63,368 25,579 8,268,230 311,960
Emerging Markets Discovery
Stock Fund  290,031 22,649 16,551 22,292,772 277,768
Emerging Markets Stock Fund  283,565 6,932 27,336 6,860,782 240,196
Small-Cap Stock Fund  254,692 11,672 23,971 4,323,817 239,842
Small-Cap Value Fund  260,761 11,913 45,472 4,079,939 211,667
New Horizons Fund (2) 149,053 6,700 18,223 2,865,858 145,700
Total Equity Mutual Funds (Cost $6,785,639) 8,556,751
OTHER MUTUAL FUNDS 0.0%
T. Rowe Price Funds:
Transition Fund  1,555 265,754 265,599 17,073 1,725
Total Other Mutual Funds (Cost $1,675) 1,725
SHORT-TERM INVESTMENTS 3.8%
Money Market Funds 3.7%
T. Rowe Price U.S. Treasury
Money Fund, 4.61% (3) 309,408 807,275 727,093 389,589,663 389,590

T. ROWE PRICE Retirement 2035 Fund

$ Value
5/31/22
$ Purchase
Cost
$ Sales
Cost Shares/Par
$ Value
2/28/23
(Cost and value in $000s)
SHORT-TERM INVESTMENTS 3.8%
(continued)
U.S. Treasury Obligations 0.1%
U.S. Treasury Bills, 4.608%,
5/23/23 (4) 12,000,000 11,871
Total Short-Term Investments (Cost $401,464) 401,461
Total Investments in Securities 100.1%
(Cost $9,153,322) $ 10,598,824
Other Assets Less Liabilities (0.1)% (5,967)
Net Assets 100.0% $ 10,592,857
(1) Each underlying Price Fund is an affiliated company; the fund is invested in the Z
Class of each underlying Price Fund, except for the Transition Fund, if held, which is a single class fund. Additional information about each underlying Price
Fund is available by calling 1-877-495-1138 and at www.troweprice.com.
(2) Non-income producing
(3) Seven-day yield
(4) At February 28, 2023, all or a portion of this security is pledged as collateral and/
or margin deposit to cover future funding obligations.

T. ROWE PRICE Retirement 2035 Fund

FUTURES CONTRACTS
($000s)
Expiration
Date
Notional
Amount
Value and
Unrealized
Gain (Loss)
Short, 79 MSCI EAFE Index contracts 3/23 (8,084) $ 258
Short, 76 Russell 2000 E-Mini Index contracts 3/23 (7,217) (296)
Short, 5 S&P 500 E-Mini Index contracts 3/23 (994) 12
Net payments (receipts) of variation margin to date 92
Variation margin receivable (payable) on open futures contracts $ 66

T. ROWE PRICE Retirement 2035 Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the
1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended February 28, 2023.
Net realized gain (loss), investment income, and change in net unrealized gain/loss reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Funds:
Dynamic Global Bond Fund  $ 19,419 $ (23,231) $ 4,977
Emerging Markets Bond Fund  (1,983) (4,426) 4,699
Emerging Markets Discovery Stock Fund  (1,616) (18,361) 10,072
Emerging Markets Stock Fund  1,646 (22,965) 5,041
Equity Index 500 Fund  71,625 (114,338) 11,607
Floating Rate Fund  (3,439) 2,764 3,619
Growth Stock Fund  50,030 (131,484) —
High Yield Fund  (774) (4,570) 5,140
International Bond Fund (USD Hedged)  15,118 (30,396) 4,328
International Stock Fund  (841) (6,644) 9,642
International Value Equity Fund  (1,471) (17,266) 25,831
Limited Duration Inflation Focused Bond Fund  (4,605) 3,441 21
Mid-Cap Growth Fund  8,025 (152) 1,065
Mid-Cap Value Fund  42,674 (39,122) 5,313
New Horizons Fund  2,339 8,170 —
New Income Fund  (12,559) (35,254) 17,249
Overseas Stock Fund  4,256 (32,639) 23,050
Real Assets Fund  (313) (34,412) 11,381
Small-Cap Stock Fund  8,694 (2,551) 1,882
Small-Cap Value Fund  15,450 (15,535) 2,460
Transition Fund  642 15 244
U.S. Equity Research Fund  (1,779) (8,953) 3,961
U.S. Large-Cap Core Fund  15,375 (20,047) 3,708
U.S. Treasury Long-Term Index Fund  (7,306) (31,206) 6,821
Value Fund  197,271 (288,300) 30,084
U.S. Treasury Money Fund, 4.61% — — 8,773
Totals $ 415,878# $ (867,462) $ 200,968+
# Capital gain distributions from underlying Price funds represented $288,404 of the net realized gain (loss).
+ Investment income comprised $200,968 of income distributions from underlying Price Funds.

T. ROWE PRICE Retirement 2035 Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Retirement 2035 Fund (the fund) is registered under the Investment
Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial Accounting Standards
Board Accounting Standards Codification Topic 946. The accompanying Portfolio of
Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value The fund’s financial instruments are valued at the close of the New York
Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business.
The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s
Board of Directors (the Board) has designated T. Rowe Price Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its
Valuation Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)

T. ROWE PRICE Retirement 2035 Fund

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Investments in the underlying Price Funds are valued at their closing net asset value per share on the day of valuation. Debt securities generally are traded in the over-the-counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities.
When valuing securities, the independent pricing services consider the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Futures contracts are valued at closing settlement prices.

T. ROWE PRICE Retirement 2035 Fund

Valuation Inputs The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on February 28, 2023 (for further detail by category, please refer to the accompanying Portfolio of Investments):
OTHER MATTERS
Unpredictable events such as environmental or natural disasters, war, terrorism, pandemics, outbreaks of infectious diseases, and similar public health threats may significantly affect the economy and the markets and issuers in which the fund invests.
Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks.
Since 2020, a novel strain of coronavirus (COVID-19) has resulted in disruptions to global business activity and caused significant volatility and declines in global financial markets.
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Bond Mutual Funds $ 1,638,887 $ — $ — $ 1,638,887
Equity Mutual Funds 8,556,751 — — 8,556,751
Other Mutual Funds 1,725 — — 1,725
Short-Term Investments 389,590 11,871 — 401,461
Total Securities 10,586,953 11,871 — 10,598,824
Futures Contracts* 270 — — 270
Total $ 10,587,223 $ 11,871 $ — $ 10,599,094
Liabilities
Futures Contracts* $ 296 $ — $ — $ 296
* The fair value presented includes cumulative gain (loss) on open futures contracts; however, the net value reflected on the accompanying Portfolio of Investments is only the unsettled variation margin receivable (payable) at that date.

T. ROWE PRICE Retirement 2035 Fund

In February 2022, Russian forces entered Ukraine and commenced an armed conflict leading to economic sanctions being imposed on Russia and certain of its citizens, creating impacts on Russian-related stocks and debt and greater volatility in global markets.
These are recent examples of global events which may have a negative impact on the values of certain portfolio holdings or the fund’s overall performance. Management is actively monitoring the risks and financial impacts arising from these events.
F158-054Q3 02/23